LEASE LIABILITY (Narrative) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lease liabilities [abstract]
Term of lease			3 years
Interest expense recognized lease liability	$ 54,311	$ 65,476